10-Q ACQUISTITIONS AND INVESTMENTS - Quantum Generative Materials LLC (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 24, 2021
Variable Interest Entity [Line Items]
Equity loss in affiliates	$ 266,903		$ 2,049,070	$ 2,131
Change in fair value of derivative instruments	3,065,000	$ 7,487,249	(13,155,946)	$ 427,838
Quantum Generative Materials LLC
Variable Interest Entity [Line Items]
Change in fair value of derivative instruments	1,140,000		(6,660,000)
Quantum Generative Materials LLC | Fair Value, Measurements, Recurring
Variable Interest Entity [Line Items]
Derivative asset			6,130,000			$ 530,000
Quantum Generative Materials LLC
Variable Interest Entity [Line Items]
Fair value of equity issued in acquisition	10,530,000		10,530,000
Equity loss in affiliates	205,405		675,713
Quantum Generative Materials LLC | Affiliated Entity
Variable Interest Entity [Line Items]
Investment in affiliates, subsidiaries and joint ventures	4,250,000		4,250,000
Quantum Generative Materials LLC | Affiliated Entity | Quantum Generative Materials LLC
Variable Interest Entity [Line Items]
Cash committed as investment in affiliates, subsidiaries and joint ventures	5,000,000		5,000,000
Stock committed as investment in affiliates, subsidiaries and joint ventures	10,000,000		10,000,000
Cash and stock committed as investment in affiliates, subsidiaries and joint ventures	$ 15,000,000		$ 15,000,000
Additional investment upon realization of key development milestones					$ 35,000,000
Ownership interest in affiliate after realization of key development milestones percent					50.00%
Quantum Generative Materials LLC | Affiliated Entity | Quantum Generative Materials LLC | Restricted Stock
Variable Interest Entity [Line Items]
Issuance of common stock (in shares)	3,000,000		3,000,000
Quantum Generative Materials LLC | Affiliated Entity | Quantum Generative Materials LLC | Member Units
Variable Interest Entity [Line Items]
Investment in affiliates, subsidiaries and joint ventures (in membership units)					465,000